united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 6/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)		June 30, 2016
Shares	Security	Fair Value
	COMMON STOCK - 57.5%
	CHEMICALS - 1.6%
3,500	Ecolab, Inc.	$ 415,100

	COMPUTERS - 2.3%
6,000	Apple, Inc.	573,600

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
7,500	T Rowe Price Group, Inc.	547,275

	ELECTRIC - 4.0%
22,000	Brookfield Infrastructure Partners LP	995,720

	FOOD - 7.5%
295,800	Armanino Foods of Distinction, Inc.	668,508
10,000	Calavo Growers, Inc.	670,000
17,000	Whole Foods Market, Inc.	544,340
		1,882,848
	HEALTHCARE - SERVICES - 3.4%
6,000	UnitedHealth Group, Inc.	847,200

	HOME FURNISHINGS - 1.4%
5,000	Harman International Industries, Inc.	359,100

	MACHINERY - DIVERSIFIED - 2.7%
6,000	Rockwell Automation, Inc.	688,920

	MEDIA - 4.6%
14,000	Viacom, Inc.	580,580
6,000	Walt Disney Co.	586,920
		1,167,500
	MISCELLANEOUS MANUFACTURING - 3.1%
25,000	General Electric Co.	787,000

	OIL & GAS - 9.2%
10,000	Apache Corp.	556,700
14,000	ConocoPhillips	610,400
35,000	Marathon Oil Corp.	525,350
8,000	Phillips 66	634,720
		2,327,170
	PHARMACEUTICALS - 2.0%
5,000	Bayer AG - ADR	503,250

	RETAIL - 2.9%
6,000	McDonald's Corp.	722,040

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)		June 30, 2016
Shares	Security	Fair Value
	SEMICONDUCTORS - 3.4%
16,000	QUALCOMM, Inc.	$ 857,120

	TRANSPORTATION - 3.0%
5,000	FedEx Corp.	758,900

	WATER - 4.2%
80,000	Consolidated Water Co., Ltd.	1,044,800

	TOTAL COMMON STOCK	14,477,543
	(Cost - $12,771,015)

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 22.0%
	APARTMENTS - 1.2%
22,800	Bluerock Residential Growth REIT, Inc.	296,400

	DIVERSIFIED - 16.0%
55,000	Armada Hoffler Properties, Inc.	755,700
8,000	Digital Realty Trust, Inc.	871,920
35,000	EPR Properties - Convertible Preferred, 5.7500%	1,066,800
10,100	Lexington Realty Trust - Convertible Preferred, 6.5000%	508,939
45,000	UMH Properties, Inc.	506,250
11,200	Weyerhaeuser Co.	333,424
		4,043,033
	OFFICE PROPERTY - 1.6%
30,000	City Office REIT, Inc.	389,400

	STORAGE - 1.1%
51,200	Global Self Storage, Inc.	275,968

	WAREHOUSE/INDUSTRIAL - 2.1%
40,000	Monmouth Real Estate Investment Corp.	530,400

	TOTAL REAL ESTATE INVESTMENTS TRUSTS	5,535,201
	(Cost - $4,053,925)
Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)		June 30, 2016
Principal Amount	Security	Fair Value
	CORPORATE BONDS - 16.5%
	BANKS - 3.9%
$ 500,000	Barclays Bank PLC, 1.9146%, Due 4/11/2023	$ 489,037
500,000	Goldman Sachs Group, Inc., 1.7856%, Due 5/20/2020	484,976
		974,013
	INVESTMENT COMPANIES - 1.2%
300,000	Prospect Capital Corp., 5.5000%, Due 8/15/2016	300,750

	MISCELLANEOUS MANUFACTURING - 2.0%
500,000	General Electric Co., 1.6691%, Due 4/15/2023	498,979

	PHARMACEUTICALS - 2.1%
500,000	McKesson Corp., 3.7960%, Due 3/15/2024	542,230

	RETAIL - 3.7%
900,000	Dollar General Corp., 3.2500%, Due 4/15/2023	935,726

	SEMICONDUCTORS - 3.6%
700,000	Intel Corp., 2.9500%, Due 12/15/2035	906,937

	TOTAL CORPORATE BONDS	4,158,635
	(Cost - $3,882,408)
Shares
	CLOSED-END FUNDS - 2.7%
22,000	Tortoise Energy Infrastructure Corp.	677,160
	TOTAL CLOSED-END FUNDS
	(Cost - $503,323)

	SHORT-TERM INVESTMENTS - 1.2%
305,714	Dreyfus Institutional Reserve Money Fund
	Premier Shares, 0.01% (a)	305,714
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $305,714)

	TOTAL INVESTMENTS - 99.9%
	(Cost - $21,516,385)(b)	$ 25,154,253
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.1%	37,315
	NET ASSETS - 100.0%	$ 25,191,568

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a) Money market fund; interest rate reflects the seven-day effective yield on June 30, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,634,171 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 4,201,394
	Unrealized Depreciation:	(681,312)
	Net Unrealized Appreciation:	$ 3,520,082

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)				June 30, 2016
The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)				June 30, 2016
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund’s assets measured at fair value:

* Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 14,477,543	$ -	$ -	$ 14,477,543
REITS	5,535,201	-	-	5,535,201
Corporate Bonds	-	4,158,635	-	4,158,635
Closed-end Funds	677,160	-	-	677,160
Short-Term Investments	305,714	-	-	305,714
Total	$ 20,995,618	$ 4,158,635	$ -	$ 25,154,253

The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
* See Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/24/16

By

/s/Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/24/16